Quarterly Financial Data (Unaudited) - Summary of Quarterly Financial Data (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Quarterly Financial Information Disclosure [Abstract]
Interest income	$ 8,558	$ 8,993	$ 8,899	$ 8,712	$ 8,657	$ 8,583	$ 8,310	$ 8,187
Interest expense	2,157	2,249	2,317	2,311	2,343	2,491	2,514	2,514	9,034	9,862	11,837
Net Interest Income	6,401	6,744	6,582	6,401	6,314	6,092	5,796	5,673	26,128	23,875	23,556
Provision for loan losses	100	178	301	138	113	128	356	180	717	777	762
Non-interest income	3,094	397	474	348	352	311	321	883	4,313	1,867	1,154
Non-interest expenses	4,362	4,075	4,532	4,137	4,171	3,613	3,624	3,673	17,106	15,081	13,911
Income Taxes	1,520	948	744	852	825	907	732	955	4,064	3,419	3,427
Net Income	$ 3,513	$ 1,940	$ 1,479	$ 1,622	$ 1,557	$ 1,755	$ 1,405	$ 1,748	$ 8,554	$ 6,465	$ 6,610
Net income per common share - basic	$ 0.14	$ 0.08	$ 0.06	$ 0.06	$ 0.06	$ 0.07	$ 0.06	$ 0.07	$ 0.33	$ 0.25	$ 0.26
Net income per common share - diluted	$ 0.13	$ 0.08	$ 0.06	$ 0.06	$ 0.06	$ 0.07	$ 0.05	$ 0.07	$ 0.33	$ 0.25	$ 0.26
Dividends per common share	$ 0.06	$ 0.06	$ 0.06	$ 0.12		$ 0.06	$ 0.06	$ 0.06	$ 0.30	$ 0.18	$ 0.24
Weighted Average Number of Common Shares and Common Stock Equivalents Outstanding:
Basic	25,979,000	25,594,000	25,333,000	25,244,000	25,590,000	25,387,000	25,309,000	25,279,000	25,537,669	25,391,199	25,148,854
Diluted	26,073,000	25,728,000	25,521,000	25,413,000	25,817,000	25,643,000	25,555,000	25,508,000	25,698,486	25,632,731	25,230,955